Investments (Long-term Investments, Cost-method Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Jul. 31, 2012
Schedule of Cost-method Investments [Line Items]
Carrying amount of cost method investments	$ 137,134	$ 46,012
Maximum ownership percentage in cost method investments	20.00%
Impairment loss on cost method investments	578	867	761
Internet service company [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments, consideration				$ 17,445	$ 482
Equity interest purchased in cost-method investments					26.51%
Equity interest in cost-method investments	38.11%